[LIBERTY LOGO]


                            LIBERTY YOUNG INVESTOR(SM)
                                      FUND
                                SEMIANNUAL REPORT
                                 MARCH 31, 2001

                            [GRAPH OF TWO CHILDREN]



                                                                   Look for
                                                              your Dollar Digest
                                                                in the back of
                                                                 this report!

TO OUR SHAREHOLDERS

DEAR SHAREHOLDERS:


[PHOTO OF STEPHEN E. GIBSON]


The past six months reminded investors that stocks are volatile. That is, share prices will go up or down with the stock market. Stocks had been going up for so long, that investors became accustomed to receiving returns of 20% or more. So they were understandably disappointed when, after the market peaked at the beginning of the period, stock prices began to decline.

Most stock investors are long-term investors, however. While they were not happy with the performance of their stocks, they were not surprised. Experienced investors expect that stock prices will move up and down a lot. And they know that if they sell their shares when the market is down, they'll lose money. But if they're able to maintain a long-term focus, they understand that stocks have the potential to help their portfolios grow over time.

In volatile times like these its important to remember that time can be on your side. It's also a good time to reevaluate how much risk you are willing to take by asking yourself the following questions: When am I going to need the money I am investing? Can I afford to lose any of this money? What am I going to use this money for? How much risk do I feel comfortable with? You may want to discuss these questions with your parents and read the following report together, to see how your portfolio managers worked to invest your money during this difficult period.

Your fund's managers were prepared. They realized that technology stocks, previously the drivers of strong performance, were selling at prices that were greater than their actual worth. Also, they saw that inventories at both factories and stores were growing faster than people were buying. This meant that companies would have to make new products more slowly, until they sold the ones they had already made.

What did your fund's managers do with this information? To help protect the fund in the long term, they began reducing the technology holdings a year ago and replaced them with stocks of utilities and financial services companies. And, they worked hard to ensure that the fund continued to include many different types of stocks, representing a variety of industries. Despite their efforts, the fund's performance was down for the period.

The following report gives you more insights from the fund's managers, David Brady and Erik Gustafson. From now on, we'll be providing you with a report from the managers every three months. And, as in this report, we'll include your Dollar Digest. This way you'll be able to follow the actions of your Fund's managers and the Fund's performance even more closely -- through good times and bad. As always, we thank you for choosing the Liberty Young Investor Fund and for giving us the opportunity to serve your investment needs.


Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
May 10, 2001


Mutual fund performance changes over time. Please visit libertyfunds.com for monthly performance updates.

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

PORTFOLIO MANAGERS' REPORT


[PHOTO OF MR. BRADY]  [PHOTO OF MR. GUSTAFSON]


      Mr. Brady and Mr. Gustafson, senior vice presidents of the advisor, have been portfolio managers of the Fund since 1997, and managed its predecessor since 1995.

Q: WE'VE SEEN ON THE NEWS THAT THE STOCK MARKET HAS NOT DONE WELL OVER THE PAST SIX MONTHS. HOW DID THE FUND PERFORM?

A: From September 30, 2000 to March 31, 2001, Liberty Young Investor Fund's class A shares were down 24.38% (without sales charge). The stock market as a whole was also down as measured by the negative 18.74% total return of the S&P 500 Index.

Q:    WHAT WAS THE WORST PERFORMING PORTION OF THE FUND?

A: Technology and telecommunications -- previously responsible for the high return of the fund and the market -- drove returns down during the period. Although the fund attempts to invest in only high quality companies in these areas, even these companies could not escape the slowdown in Internet technology spending. Therefore, we sold some companies such as WorldCom and Lucent Technologies (both telecommunications companies).

      DURING THE PAST SIX MONTHS, LIBERTY YOUNG INVESTOR FUND CLASS A SHARES RETURNED NEGATIVE 24.38% WITHOUT SALES CHARGE. HOWEVER, IT IS IMPORTANT TO REMEMBER THAT SIX MONTHS IS NOT A LONG TIME IN TERMS OF INVESTMENTS. SMART INVESTORS TEND TO LOOK AT THE "BIG PICTURE" TO SEE HOW THEIR INVESTMENTS HAVE PERFORMED OVER A LONGER PERIOD OF TIME.

Q:    WHAT DID YOU DO TO REDUCE LOSSES?

A: We are still big believers in technology and telecommunications. We think that they will be fast-growing sectors of the economy over the long term. As those who entered the Young Investor essay contest pointed out, we can already see how the Internet has literally changed the world. We believe that, in the long


AVERAGE ANNUAL TOTAL RETURNS
AS OF 3/31/01 (%)

                                              Class A           Class K
                                        without      with       without
                                         sales       sales       sales
                                         charge      charge      charge
------------------------------------------------------------------------
Six months (cumulative)                  -24.38      -25.87      -24.60
------------------------------------------------------------------------
One year                                 -29.59      -30.98      -29.69
------------------------------------------------------------------------
Five years                                12.44       12.44       12.55
------------------------------------------------------------------------
Since inception (4/29/94)                 16.88       16.88       16.96
------------------------------------------------------------------------

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. Liberty Young Investor Fund invests all of its investable assets in SR&F Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as the fund. The fund commenced operations on 2/14/97, but until 1/26/98, only offered the shares that are now designated as class K shares. Performance results reflect any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The historical performance of both share classes, prior to inception, is based on the performance of the SR&F Growth Investor Portfolio, restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Past performance is not indicative of future results.

      term, this progress will continue. So we kept holdings in some data storage and Internet software infrastructure companies such as EMC Corp. (0.9% of net assets) and Network Appliance, Inc. (0.4% of net assets). When spending in Internet technology does increase again, we believe that these companies should be among the first to benefit.

      We also purchased some stocks in the technology sector whose prices had dropped to a point where we believed their true value was not being recognized. An example is BEA Systems, Inc. (0.5% of net assets), makers of software products for


                         SECTOR BREAKDOWN AS OF 3/31/01

                                  [PIE GRAPH]

Consumer staples                                                          22.8%

Financials                                                                20.8%

Technology                                                                18.5%

Utilities                                                                 12.0%

Consumer cyclical                                                          7.6%

Health care                                                                7.3%

Capital goods                                                              4.9%

Communications services                                                    3.9%

Energy                                                                     1.2%

Basic materials                                                            1.0%

Sector breakdowns are calculated as a percentage of the total holdings in SR&F Growth Investor Portfolio. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown of these holdings in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

      applications on the Internet. They have lost 70% of their value from a year ago and to us that made them a bargain. Since we were able to buy the stock at such a low price, we're more likely to see a profit than if we had bought it at its high price, a year ago. There is, of course, still some risk involved and no guarantee that the stock price will go up, but we believe that the company's management and business practices are strong and that the company is poised for future success.

Q:    WHERE DID THE FUND DO WELL?

A: Companies within the utilities sector, such as gas and electric companies, were the best performing for the fund. That's because there's an ongoing demand for reliable sources of energy. We feel that one of the fund's largest holdings, Calpine Corp. (3.2% of net assets), is poised to take advantage of this situation. They provide low-cost electricity, by burning natural gas. This is one of the cleanest ways to make electricity and is, therefore, good for the environment.

      Companies within the financial sector continued to perform well for the fund. The stocks of these companies all benefited from the fact that the Federal Reserve lowered interest rates three times during the period. Interest rates represent the cost of borrowing money and for financial companies, the lower the cost of money, the more profitable their business. Some examples of financial stocks in your fund include Household International, Inc. (4.3% of net assets), a low-cost consumer loan company and now the fund's second- largest holding, and Texas Regional

      Bancshares (1.3% of net assets), which continued to be strong performers. In fact, Household International was up 5%, and Texas Regional Bank was up 34% during the period.

      In the manufacturing sector, we added Scientific Atlanta, Inc. (0.9% of net assets) to the fund. Scientific Atlanta makes television set-top boxes for digital

TOP 10 HOLDINGS AS OF 3/31/01
as a percentage of net assets (%)

      -------------------------------------------------------------------------
 1.   SAFEWAY                                                               4.4
      -------------------------------------------------------------------------
 2.   HOUSEHOLD INTERNATIONAL                                               4.3
      -------------------------------------------------------------------------
 3.   WALGREEN                                                              3.7
      -------------------------------------------------------------------------
 4.   CITIGROUP                                                             3.7
      -------------------------------------------------------------------------
 5.   JOHNSON & JOHNSON                                                     3.6
      -------------------------------------------------------------------------
 6.   CALPINE                                                               3.2
      -------------------------------------------------------------------------
 7.   MATTEL                                                                3.2
      -------------------------------------------------------------------------
 8.   WELLS FARGO                                                           3.1
      -------------------------------------------------------------------------
 9.   KINDER MORGAN                                                         3.1
      -------------------------------------------------------------------------
10.   GENERAL ELECTRIC                                                      2.9
      -------------------------------------------------------------------------

      Holdings are calculated as a percentage of the total net assets in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain these holdings.

      TV services. Digital TV comes into your house through the cable wires and provides many advanced features like an on-screen program guide, dozens of new channels and a wide selection of digital CD-quality music. Cable companies have been spending a lot of time and money to market these services and there appears to be a large amount of consumer interest.

      Stocks of other U.S. companies that helped the fund included Mattel, Inc. (3.2% of net assets), the Gap, Inc. (2.2% of net assets) and Cedar Fair LP (0.6% of net assets). These are known as "consumer cyclical" stocks because their performance depends upon the actions of consumers and whether they buy or not. These companies did well during the period because they are strong companies with good management. Despite the downturn of the stock market, consumers haven't changed their spending habits and are still buying toys and clothes, and visiting amusement parks.

      THE FEDERAL RESERVE BOARD MONITORS WHETHER THE ECONOMY IS GROWING OR SHRINKING, AND HOW QUICKLY THE CHANGE IS TAKING PLACE. BY RAISING OR LOWERING INTEREST RATES, THE FED CAN HELP TO REGULATE THE RATE OF ECONOMIC GROWTH IN THE U.S. LATELY, THE FED HAS BEEN LOWERING INTEREST RATES TO HELP BOOST ECONOMIC GROWTH.

                                  [LINE GRAPH]

                      Young Investor-A           S&P 500              Morningstar Large Growth
      32,992.00           10,000.00             10,000.00                    10,000.00
      33,023.00           10,000.00             10,163.00                    10,017.50
      33,053.00           10,039.00              9,914.01                     9,615.90
      33,084.00            9,690.65             10,239.20                     9,872.74
      33,115.00            9,845.70             10,658.00                    10,393.60
      33,145.00           10,291.70             10,397.90                    10,218.00
      33,176.00           10,234.10             10,630.80                    10,432.20
      33,206.00           10,641.40             10,243.90                    10,038.20
      33,237.00           10,428.60             10,395.50                    10,132.00
      33,268.00           10,720.60             10,664.70                    10,188.50
      33,296.00           10,759.20             11,079.60                    10,565.10
      33,327.00           10,993.70             11,406.40                    10,881.20
      33,357.00           11,384.00             11,741.80                    11,103.40
      33,388.00           11,520.60             12,210.30                    11,435.20
      33,418.00           11,696.80             12,493.50                    12,029.90
      33,449.00           12,692.30             12,907.10                    12,690.30
      33,480.00           13,434.80             12,939.30                    12,776.90
      33,510.00           13,610.80             13,485.40                    13,167.30
      33,541.00           14,333.50             13,436.80                    13,023.40
      33,571.00           14,041.10             14,025.40                    13,447.70
      33,602.00           14,841.40             14,296.10                    13,419.90
      33,633.00           14,934.90             14,782.10                    13,706.00
      33,662.00           15,523.40             14,919.60                    14,061.10
      33,693.00           15,726.70             15,062.80                    14,129.70
      33,723.00           16,376.20             15,284.30                    14,644.50
      33,754.00           17,471.80             15,677.10                    15,067.00
      33,784.00           18,303.40             15,736.60                    14,836.00
      33,815.00           18,647.60             15,041.10                    13,878.20
      33,846.00           17,409.40             15,358.40                    14,384.90
      33,876.00           18,201.50             16,221.60                    15,368.40
      33,907.00           19,379.10             16,669.30                    15,419.10
      33,937.00           19,642.70             17,927.80                    16,340.70
      33,968.00           20,414.60             17,572.90                    15,989.70
      33,999.00           20,151.30             18,669.40                    16,951.80
      34,027.00           21,076.20             18,816.90                    16,551.20
      34,058.00           20,530.30             18,045.40                    15,691.20
      34,088.00           19,142.50             19,120.90                    16,384.30
      34,119.00           20,005.80             20,289.20                    17,602.30
      34,149.00           21,562.30             21,192.10                    18,293.40
      34,180.00           22,571.40             22,876.80                    19,989.40
      34,211.00           24,128.80             21,595.70                    19,221.20
      34,241.00           23,308.40             22,777.00                    20,290.10
      34,272.00           24,443.60             22,016.30                    19,527.00
      34,302.00           23,727.40             23,035.60                    19,831.80
      34,333.00           24,315.80             23,431.80                    19,996.80
      34,364.00           25,373.50             23,689.60                    20,233.10
      34,392.00           25,629.80             25,397.60                    21,831.80
      34,423.00           27,316.30             26,698.00                    22,829.50
      34,453.00           28,149.40             26,970.30                    23,173.30
      34,484.00           28,383.00             26,506.40                    22,527.70
      34,514.00           27,423.70             27,582.60                    23,817.80
      34,545.00           28,959.40             27,290.20                    23,536.30
      34,576.00           27,998.00             23,346.80                    19,682.90
      34,606.00           22,896.70             24,843.30                    21,100.10
      34,637.00           24,220.20             26,860.60                    22,426.20
      34,667.00           25,862.30             28,488.30                    24,017.60
      34,698.00           27,377.80             30,129.20                    26,548.10
      34,729.00           29,193.00             31,388.60                    28,211.90
      34,757.00           30,538.80             30,412.40                    26,980.40
      34,788.00           29,473.00             31,628.90                    28,587.40
      34,818.00           31,736.50             32,853.00                    28,847.00
      34,849.00           32,526.70             32,077.70                    28,023.70
      34,879.00           31,417.60             33,851.50                    29,976.10
      34,910.00           32,913.10             32,798.80                    29,185.90
      34,941.00           31,162.10             32,634.80                    29,185.90
      34,971.00           30,501.40             31,740.60                    28,954.50
      35,002.00           29,839.60             33,749.80                    30,944.20
      35,032.00           32,250.60             34,434.90                    32,825.30
      35,063.00           34,279.20             36,459.60                    36,953.80
      35,094.00           38,207.60             34,629.40                    35,555.80
      35,123.00           37,309.70             33,974.90                    38,517.20
      35,154.00           40,786.90             37,297.60                    40,191.60
      35,184.00           41,810.70             36,175.00                    37,780.90
      35,215.00           38,269.30             35,433.40                    35,579.80
      35,245.00           34,599.30             36,305.00                    38,204.10
      35,276.00           37,823.90             35,738.70                    37,392.70
      35,307.00           37,139.30             37,958.10                    40,683.20
      35,337.00           40,831.00             35,953.90                    38,261.80
      35,368.00           38,932.40             35,802.90                    36,349.10
      35,398.00           37,565.80             32,981.60                    31,681.50
      35,429.00           32,847.60             33,143.20                    31,940.60
      35,460.00           33,954.50             34,319.80                    32,695.70
      35,488.00           35,553.80             31,193.20                    28,213.10
      35,519.00           31,923.70             29,218.70                    25,539.90
                          29,425.00

The above illustration assumes a $10,000 investment made on 4/30/94 and reinvestment of income and capital gains. The fund's A shares were compared to the Standard & Poor's 500 Index, which is an unmanaged index that tracks performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur expenses. It is not possible to invest directly in an index.

The fund's return is also compared to the average return of the funds included in the Morningstar Large Growth Category average (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Sales charges are not reflected in the Morningstar Average.

Q:    WHAT DO YOU EXPECT WILL HAPPEN IN THE NEXT SIX MONTHS TO A YEAR?

A: It is likely that the U.S. stock market will continue to slow over the next few months. We will be carefully watching economic indicators like consumer confidence, to see if the problems in the technology and telecommunications sectors affect the way consumers spend. On the bright side, though, items in inventory, which were previously growing faster than sales at both factories and stores, have begun to sell. With inventories depleting, companies will have to manufacture more products and this will help the economy grow. Also, the government is developing a tax relief package that would give money back to citizens who could then either buy things or invest. This could put more money back into the economy. And the Federal Reserve, which lowered interest rates three times during the period, did so again in April. Lowering rates has historically helped the stock market.

      The bottom line is that in the U.S. we may be close to the end of the period of adjusting to the prospect of more difficult times, and not too far from the point when we can start to anticipate a better 2002.

      An investment in the fund offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Since the portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain the holdings described in this report.

      Past performance is no guarantee of future investment results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of all distributions. Portfolio holdings are as of March 31, 2001 and are subject to change.

SR&F GROWTH INVESTOR PORTFOLIO

INVESTMENT PORTFOLIO

MARCH 31, 2001 (UNAUDITED)
(IN THOUSANDS)

COMMON STOCKS - 95.8%                                 SHARES            VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.3%
AUTOMOBILES & COMPONENTS - 1.6%
AUTO PARTS & EQUIPMENT - 0.3%

Gentex Corp.(a)                                          150          $   3,469
                                                                      ---------

AUTOMOBILE MANUFACTURERS - 1.3%

Ford Motor Co.                                           500             14,060
                                                                      ---------

CONSUMER DURABLES & APPAREL - 3.2%
LEISURE PRODUCTS

Mattel, Inc.                                           2,000             35,480
                                                                      ---------

HOTELS, RESTAURANTS & LEISURE - 2.4%
LEISURE FACILITIES - 0.6%

Cedar Fair, LP                                           315              6,993
                                                                      ---------

RESTAURANTS - 1.8%

McDonald's Corp.                                         750             19,912
                                                                      ---------

MEDIA - 9.9%
BROADCASTING & CABLE - 6.1%

AT&T Corp. - Liberty Media Group, Class A(a)           1,700             23,800
Clear Channel Communications, Inc.(a)                    510             27,770
Hispanic Broadcasting Corp.(a)                           850             16,235
                                                                      ---------
                                                                         67,805
                                                                      ---------

MOVIES & ENTERTAINMENT - 3.8%

Disney (Walt) Co.                                        850             24,310
Viacom, Inc., Class B(a)                                 400             17,588
                                                                      ---------
                                                                         41,898
                                                                      ---------

RETAILING - 2.2%
APPAREL RETAIL

The Gap, Inc.                                          1,050             24,906
                                                                      ---------

CONSUMER STAPLES - 8.1%
FOOD & DRUG RETAILING DRUG RETAIL - 3.7%

Walgreen Co.                                           1,000             40,800
                                                                      ---------

FOOD RETAIL - 4.4%

Safeway, Inc.(a)                                         880             48,532
                                                                      ---------

ENERGY - 1.2%
OIL & GAS DRILLING

Santa Fe International Corp.(a)                          400             13,000
                                                                      ---------

FINANCIALS - 19.6%
BANKS - 5.5%

Bank of New York Co., Inc.                               250             12,310
Texas Regional Bancshares, Inc., Class A                 413             14,283
Wells Fargo & Co.                                        700             34,629
                                                                      ---------
                                                                         61,222
                                                                      ---------

CONSUMER FINANCE - 6.4%

Household International, Inc.                            805             47,688
MBNA Corp.                                               700             23,170
                                                                      ---------
                                                                         70,858
                                                                      ---------

DIVERSIFIED FINANCIAL SERVICES - 6.7%

Citigroup, Inc.                                          900             40,482
Fannie Mae                                               100              7,960
The Goldman Sachs Group, Inc.                            300             25,530
                                                                      ---------
                                                                         73,972
                                                                      ---------

INSURANCE - 1.0%
LIFE & HEALTH INSURANCE

AFLAC, Inc.                                              400             11,016
                                                                      ---------

COMMON STOCKS (CONTINUED)                             SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 7.1%
PHARMACEUTICALS & BIOTECHNOLOGY
BIOTECHNOLOGY - 0.9%

Genentech, Inc.(a)                                       200          $  10,100
                                                                      ---------
PHARMACEUTICALS - 6.2%

American Home Products Corp.                             500             29,375
Johnson & Johnson                                        450             39,362
                                                                      ---------
                                                                         68,737
                                                                      ---------

INDUSTRIALS - 5.9%
CAPITAL GOODS - 4.6%
INDUSTRIAL CONGLOMERATES

General Electric Co.                                     765             32,023
Tyco International Ltd.                                  450             19,453
                                                                      ---------
                                                                         51,476
                                                                      ---------

COMMERCIAL SERVICES & SUPPLIES - 1.3%
DATA PROCESSING SERVICES

Paychex, Inc.                                            375             13,898
                                                                      ---------

INFORMATION TECHNOLOGY - 18.7%
SOFTWARE & SERVICES - 8.7%
APPLICATIONS SOFTWARE - 3.1%

BEA Systems, Inc.(a)                                     200              5,875
Intuit, Inc.(a)                                          700             19,425
Rational Software Corp.(a)                               530              9,408
                                                                      ---------
                                                                         34,708
                                                                      ---------

INTERNET SOFTWARE & SERVICES - 1.9%

America Online, Inc.(a)                                  510             20,476
                                                                      ---------

SYSTEMS SOFTWARE - 3.7%

Microsoft Corp.(a)                                       560             30,625
VERITAS Software Corp.(a)                                225             10,404
                                                                      ---------
                                                                         41,029
                                                                      ---------

TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
COMPUTER HARDWARE - 2.4%

Apple Computer, Inc.                                     925             20,415
Sun Microsystems, Inc.(a)                                400              6,148
                                                                      ---------
                                                                         26,563
                                                                      ---------

COMPUTER STORAGE & PERIPHERALS - 1.3%

EMC Corp.(a)                                             350             10,290
McDATA Corp., Class A(a)                                  13                243
Network Appliance, Inc.(a)                               250              4,203
                                                                      ---------
                                                                         14,736
                                                                      ---------

NETWORKING EQUIPMENT - 0.5%

Cisco Systems, Inc.(a)                                   330              5,218
                                                                      ---------

SEMICONDUCTORS - 1.2%

Maxim Integrated Products, Inc.(a)                       310             12,893
                                                                      ---------

TELECOMMUNICATIONS EQUIPMENT - 4.6%

Comverse Technology, Inc.(a)                             240             14,134
Corning, Inc.                                            400              8,276
Finisar Corp.(a)                                         500              4,797
Motorola, Inc.                                           300              4,278
Nokia Oyj, ADR                                           400              9,600
Scientific-Atlanta, Inc.                                 250             10,397
                                                                      ---------
                                                                         51,482
                                                                      ---------

MATERIALS - 0.9%
CHEMICALS
SPECIALTY CHEMICALS

Minerals Technologies, Inc.                              300             10,485
                                                                      ---------

COMMON STOCKS (CONTINUED)                             SHARES            VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.7%
DIVERSIFIED TELECOM SERVICES - 2.5%
ALTERNATIVE CARRIERS

Level 3 Communications, Inc.(a)                          425        $     7,384
Qwest Communications International, Inc.(a)              583             20,436
                                                                    -----------
                                                                         27,820
                                                                    -----------

WIRELESS TELECOM SERVICES 1.2%

Vodafone Group PLC, ADR                                  500             13,575
                                                                    -----------

UTILITIES - 11.3%
ELECTRIC UTILITIES - 7.2%

AES Corp.(a)                                             450             22,482
Calpine Corp.(a)                                         650             35,796
Duke Energy Corp.                                        500             21,370
                                                                    -----------
                                                                         79,648
                                                                    -----------

GAS UTILITIES - 3.1%

Kinder Morgan, Inc.                                      650             34,580
                                                                    -----------

MULTI-UTILITIES - 1.0%

Enron Corp.                                              200             11,620
                                                                    -----------

TOTAL COMMON STOCKS
  (cost of $957,552)(b)                                               1,062,967
                                                                    -----------

SHORT-TERM OBLIGATIONS - 3.7%                          PAR             VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.7%
UBS Financial,
  5.400% (c) 4/02/01                                $ 40,965        $   40,959
                                                                    -----------


OTHER ASSETS & LIABILITIES, NET - 0.5%                                    5,310
                                                                    -----------

NET ASSETS - 100.0%                                                 $ 1,109,236
                                                                    ===========

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Rate represents yield at time of purchase.

       ACRONYM                                            NAME
       -------                                            ----
         ADR                                   American Depositary Receipt




See notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2001 (UNAUDITED)
(ALL AMOUNTS IN THOUSANDS)

ASSETS
Investments, at market value (cost $957,552)                        $ 1,062,967
Short-term obligations                                                   40,959
Cash                                                                          3
Receivable for:
   Investments sold                                                       5,303
   Dividends                                                                532
Other                                                                        15
                                                                    -----------
   Total Assets                                                       1,109,779
                                                                    -----------

LIABILITIES

Accrued:
   Management fee                                                           539
   Bookkeeping fee                                                            4
                                                                    -----------
   Total Liabilities                                                        543
                                                                    -----------
Net Assets applicable to investors' beneficial interest             $ 1,109,236
                                                                    ===========

SR&F GROWTH
INVESTOR PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2001 (UNAUDITED)
(ALL AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
Dividends                                                            $    3,632
Interest                                                                  2,269
                                                                     ----------
   Total investment income                                                5,901
                                                                     ----------


EXPENSES
Management fee                                             3,535
Bookkeeping fee                                               28
Trustees' fee                                                  4
Audit fee                                                      8
Legal fee                                                     13
Transfer agent fee                                             3
Custodian fee                                                 14
Other                                                         17
                                                          ------
                                                           3,622
                                                          ------
   Custodian credits earned                                   (1)
                                                          ------
                                                           3,621
                                                          ------
   Net investment income                                   2,280
                                                          ------


REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments                                        (22,075)
Net change in unrealized appreciation/depreciation                     (324,568)
                                                                     ----------
  Net Loss                                                             (346,643)
                                                                     ----------
Decrease in Net Assets Resulting from Operations                     $ (344,363)
                                                                     ==========

See notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(ALL AMOUNTS IN THOUSANDS)

                                     (Unaudited)
                                     Six months
                                          ended             Year ended
                                       March 31,           September 30,
                                         2001                   2000
                                     -----------           -----------
OPERATIONS
Net investment income                $     2,280           $       762
Net realized gain (loss)
  on investments                         (22,075)              140,322
Net change in unrealized
  appreciation/depreciation             (324,568)              187,931
                                     -----------           -----------
Net increase (decrease) in
  net assets resulting
  from operations                       (344,363)              329,015
                                     -----------           -----------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL INTEREST
Contributions                            291,181               885,014
Withdrawals                             (282,826)             (755,625)
                                     -----------           -----------
  Net increase from
    transactions in investors'
    beneficial interest                    8,355               129,389
                                     -----------           -----------
  Net increase (decrease)
    in net assets                       (336,008)              458,404

NET ASSETS
Beginning of period                    1,445,244               986,840
                                     -----------           -----------
End of period                        $ 1,109,236           $ 1,445,244
                                     ===========           ===========

LIBERTY YOUNG INVESTOR FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)
(ALL AMOUNTS IN THOUSANDS,
EXCEPT FOR PER-SHARE DATA)


ASSETS
Investment in Portfolio, at value              $ 135,241
Receivable for Fund shares sold                      234
Receivable for expense reimbursement
     due from Advisor                                 31
Other                                                 48
                                               ---------
   Total Assets                                  135,554
                                               ---------

LIABILITIES
Payable for Fund shares repurchased                   77
Accrued:
   Administration fee                                 23
   Service fee                                        45
   Bookkeeping fee                                     2
Other                                                233
                                               ---------
  Total Liabilities                                  380
                                               ---------
Net Assets                                     $ 135,174
                                               =========

CLASS A
Net asset value and redemption
   price per share -- ($134,610/9,876)         $   13.63(a)
                                               ---------

CLASS K
Net asset value, redemption and
   offering price per share -- ($564/41)       $   13.71
                                               ---------

ANALYSIS OF NET ASSETS
Paid-in capital                                $ 143,926
Accumulated net investment loss                     (460)
Accumulated net realized loss
   allocated from Portfolio                      (13,339)
Net unrealized appreciation allocated
   from Portfolio                                  5,047
                                               ---------
                                               $ 135,174
                                               =========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

LIBERTY YOUNG INVESTOR FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MARCH 31, 2001 (UNAUDITED)
(ALL AMOUNTS IN THOUSANDS)


INVESTMENT INCOME
Dividend income allocated from Portfolio                         $    442

Interest income allocated from Portfolio                             272
                                                                 --------
Total Investment Income                                               714
                                                                 --------
EXPENSES
Expenses allocated from Portfolio               $  436
Administrative fee                                 152
Service fee -- Class A                             190
Distribution fee -- Class A                         76
Distribution fee -- Class K                          1
Transfer agent fee                                 300
Bookkeeping fee                                     14
Trustees' fees                                       4
Custodian fee                                        1
Audit fee                                            4
Legal fee                                            1
Registration fee                                    18
Reports to shareholders                             18
Other                                               65
                                                ------
                                                 1,280

Fees and expenses waived or borne by Advisor       (68)
Fees waived by Distributor -- Class A              (38)             1,174
                                                ------           --------
Net Investment Loss                                                  (460)
                                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss                                                $(10,818)
Net change in unrealized
  appreciation/depreciation                                       (31,610)
                                                                 --------
Net Loss                                                          (42,428)
                                                                 --------
Decrease in net assets resulting
  from operations                                                $(42,888)
                                                                 --------

See notes to financial statements.

LIBERTY YOUNG INVESTOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(ALL AMOUNTS IN THOUSANDS)


                                                       (Unaudited)
                                                       Six months
                                                         ended             Year ended
                                                        March 31,         September 30,
                                                          2001                2000
                                                       ---------          ------------
OPERATIONS:
Net investment loss                                    $    (460)          $  (1,224)
Net realized gain (loss) on investments                  (10,818)              6,685
Net change in unrealized appreciation/depreciation
  on investments                                         (31,610)             25,474
                                                       ---------           ---------
Net increase (decrease) in net assets resulting
  from operations                                        (42,888)             30,935
                                                       ---------           ---------

DISTRIBUTIONS:
From net realized gains -- Class A                        (1,734)                 --
From net realized gains -- Class K                            (5)                 --
                                                       ---------           ---------
                                                          (1,739)                 --
                                                       ---------           ---------

SHARE TRANSACTIONS:
Subscriptions to Fund shares -- Class A                  162,490             344,145
Value of distributions reinvested -- Class A               1,686                  --
Redemptions of Fund shares -- Class A                   (153,205)           (304,075)
                                                       ---------           ---------
                                                          10,971              40,070
                                                       ---------           ---------

Subscriptions to Fund shares -- Class K                      165                  97
Value of distributions reinvested -- Class K                   5                  --
Redemptions of Fund shares -- Class K                        (22)                (63)
                                                       ---------           ---------
                                                             148                  34
                                                       ---------           ---------
Net Increase from Fund Share Transactions                 11,119              40,104
                                                       ---------           ---------
Net Decrease (Decrease) in net assets                    (33,508)             71,039

NET ASSETS
Beginning of period                                      168,682              97,643
                                                       ---------           ---------
End of period                                          $ 135,174           $ 168,682
                                                       =========           =========

Accumulated Net Investment Loss                        $    (460)          $      --
                                                       =========           =========

CHANGES IN SHARES OF
BENEFICIAL INTEREST
Sold -- Class A                                            9,877              19,789
Reinvested -- Class A                                        108                  --
Repurchased -- Class A                                    (9,325)            (17,528)
                                                       ---------           ---------
                                                             660               2,261
                                                       ---------           ---------
Sold -- Class K                                               11                   6
Reinvested -- Class K                                        (a)                  --
Repurchased -- Class K                                        (1)                 (4)
                                                       ---------           ---------
                                                              10                   2
                                                       ---------           ---------

(a) Rounds to less than one.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Liberty Young Investor Fund (the "Fund") (formerly Stein Roe Advisor Young Investor Fund), is a multi-class series of Liberty Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund also has an educational objective to teach investors, especially young people, about basic economic principles and personal finance through a variety of educational materials prepared and paid for by the Fund. The Fund currently offers two classes of shares at net asset value: Class A and Class K. Class A shares are subject to a maximum contingent deferred sales charge of 2.00% on redemptions made within three years of purchase. A 1.00% contingent deferred sales charge is assessed to Class A shares redeemed within eighteen months on an original purchase of $1 million to $5 million.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2001, Liberty Young Investor Fund owned 12.2% of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains or losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class A and Class K service fees, Class A and Class K distribution fees and Class A and Class K Transfer Agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A and Class K per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service, distribution and transfer agent fees per share applicable to Class A and Class K.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2000, the Fund had capital loss carryforwards of $224,983 and $383,042 which expire in 2006 and 2007, respectively.

DISTRIBUTION TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER

Interest income is recorded on the accrual basis.

Corporate actions are recorded on the ex-date. Dividend income is recorded on the ex-dividend date.

NOTE 2. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE

Stein Roe and Farnham Inc. (the Advisor) is the investment
Advisor of the Portfolio and receives a monthly fee as follows:

     Average Net Assets   Annual Fee Rate
     ------------------   ---------------
     First $500 million      0.60%
     Next $500 million       0.55%
     Over $1 billion         0.50%

ADMINISTRATION FEE

The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

     Average Net Assets   Annual Fee Rate
     ------------------   ---------------
     First $500 million      0.200%
     Next $500 million       0.150%
     Over $1 billion         0.125%

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services to the Portfolio and Fund for a monthly fee equal to $25,000 plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A. Transfer agent fees for Class K shares are computed at an annual rate of 0.30% of Class K's average daily net assets. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the Distributor) a subsidiary of the Advisor, is the Fund's principal underwriter. For the six month's ended March 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $667 on sales of the Fund's Class A shares and received contingent deferred sales charges of $70,700 and none on Class A and Class K share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee equal to 0.25% annually on Class A net assets as of the 20th of each month. The plan also requires the payment of a distribution fee equal to 0.10% and 0.25% annually of the average net assets attributable to Class A and Class K shares, respectively. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the Fund's average net assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the six month's ended March 31, 2001, purchases and sales of investments, other than short-term obligations, were $267,734,897 and $195,149,057, respectively.

Unrealized appreciation (depreciation) for the six month's ended
March 31, 2001, based on cost of investments for federal income tax purposes was:

     Gross unrealized appreciation               $ 252,417,061
     Gross unrealized depreciation                (147,002,217)
                                                 -------------
      Net unrealized depreciation                $ 105,414,844
                                                 -------------


OTHER

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the six month's ended March 31, 2001, the Trust and Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six month's ended March 31, 2001, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the six months were $11,296.

At March 31, 2001, the Fund had one shareholder, Liberty Financial Companies, Inc., which owned 25% of the Fund's Class K's shares outstanding.

NOTE 6.  VOTING RIGHTS

LIBERTY YOUNG INVESTOR FUND

On December 27, 2000, a Special Meeting of Shareholders of Liberty Young Investor Fund (Fund) was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statements for said Meetings. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until February 16, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing 169,382,077.8384 of net asset value (NAV). The votes cast at each Meeting were as follows:

Election of eleven Trustees:

                                         FOR                 WITHHELD
                                         ---                 --------
Douglas A. Hacker                 89,259,258.1868           851,514.8864
Janet Langford Kelly              89,257,328.6109           853,444.4623
Richard W. Lowry                  89,263,902.2598           846,870.8133
Salvatore Macera                  89,269,175.0589           841,598.0142
William E. Mayer                  89,279,331.1600           831,441.9131
Charles R. Nelson                 89,264,494.3593           846,278.7139
John J. Neuhauser                 89,279,331.1600           831,441.9131
Joseph R. Palombo                 89,278,136.9420           832,636.1311
Thomas E. Stitzel                 89,280,431.1324           830,341.9407
Thomas C. Theobald                89,259,246.6446           851,526.4285
Anne-Lee Verville                 89,279,331.1600           831,441.9131

Election of eleven Trustees to the SR&F Base Trust:


                                        FOR             WITHHELD
                                        ---             --------
Douglas A. Hacker                  23,715.6200          456.0000
Janet Langford Kelly               23,715.6200          456.0000
Richard W. Lowry                   23,715.6200          456.0000
Salvatore Macera                   23,715.6200          456.0000
William E. Mayer                   23,715.6200          456.0000
Charles R. Nelson                  23,715.6200          456.0000
John J. Neuhauser                  23,715.6200          456.0000
Joseph R. Palombo                  23,715.6200          456.0000
Thomas E. Stitzel                  23,715.6200          456.0000
Thomas C. Theobald                 23,715.6200          456.0000
Anne-Lee Verville                  23,715.6200          456.0000

NAV being a plurality of the NAV represented at the Meeting.

To approve the modification of the fundamental investment restriction relating to borrowing

For:                  63,043,246.05              NAV being a majority
                                                 of the NAV
                                                 represented
                                                 at the Meeting
Against:              2,424,186.76               NAV
Abstain:              4,187,091.63               NAV
Delivered
Not Voted:            17,540,266.40


To approve the modification of the fundamental investment restriction relating to borrowing for the Growth Investor Portfolio of SR&F Base Trust.

For:                  63,021,020.87         NAV being a majority
                                            of the NAV
                                            represented
                                            at the Meeting
Against:              2,408,183.30          NAV
Abstain:              4,225,320.28          NAV
Delivered
Not Voted:            17,540,266.40

FINANCIAL HIGHLIGHTS
LIBERTY YOUNG INVESTOR FUND

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data:

                                                   (Unaudited)
                                                     Six months                                                       Period
                                                        ended                                                          ended
                                                      March 31,                 Years ended September 30,          September 30,
Class A                                                  2001                    2000                 1999              1998(a)
                                                 --------------         --------------         -------------     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $        18.24         $        13.98         $       11.35     $       11.67
                                                 --------------         --------------         -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)(c)                                (0.05)                 (0.15)                (0.10)            (0.02)
Net realized and unrealized gain (loss)
  on investments                                          (4.37)                  4.41                  2.73             (0.30)
                                                 --------------         --------------         -------------     -------------
  Total from Investment Operations                        (4.42)                  4.26                  2.63             (0.32)
                                                 --------------         --------------         -------------     -------------
DISTRIBUTIONS
From net realized capital gains                           (0.19)                 --                    --                --
                                                 --------------         --------------         -------------     -------------
NET ASSET VALUE,
  END OF PERIOD                                  $        13.63         $        18.24         $       13.98     $       11.35
                                                 ==============         ==============         =============     =============
Ratio of net expenses to average net                       1.54%(e)               1.49%                 1.65%             1.65%(e)
  assets (c)
Ratio of net investment loss to average                   (0.60)%(e)             (0.86)%               (0.69)%           (0.52)%(e)
  net assets (c)
Total return (d)                                         (24.38)%(f)             30.47%                23.17%            (2.74)%(f)
Net assets, end of period (000's)                $      134,610          $     168,110            $   97,233     $      36,843


(a)  From commencement of multi-class offering on January 26, 1998.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Net of fees waived or reimbursed by affiliates, if applicable.

(d) Had the affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Annualized.

(f)  Not annualized

FINANCIAL HIGHLIGHTS
LIBERTY YOUNG INVESTOR FUND

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data:

                                              (Unaudited)
                                               Six months                                                               Period
                                                  ended                                                                  ended
                                                 March 31,                  Years ended September 30,                September 30,
Class K                                            2001                2000            1999            1998             1997(a)
                                             ----------          ----------        ---------       ----------        ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD                        $    18.40          $    14.08        $   11.41       $    11.49        $   10.00
                                             ----------          ----------        ---------       ----------        ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)(c)                        (0.04)              (0.15)           (0.09)           (0.03)           (0.02)
Net realized and unrealized gain (loss)
 on investments                                  (4.46)               4.47             2.76            (0.04)            1.51
                                             ----------          ----------        ---------       ----------        ---------
  Total from Investment Operations                (4.50)               4.32             2.67            (0.07)            1.49
                                             ----------          ----------        ---------       ----------        ---------
DISTRIBUTIONS
From net investment income                           --               --               --               (0.01)              --
From net realized capital gains                   (0.19)              --               --               --                  --
                                             ----------          ----------        ---------       ----------        ---------
 Total Distributions                              (0.19)              --               --               (0.01)              --
                                             ----------          ----------        ---------       ----------        ---------
NET ASSET VALUE,
  END OF PERIOD                              $    13.71          $    18.40        $   14.08       $    11.41       $    11.49
                                             ==========          ==========        =========       ==========       ==========
Ratio of net expenses to average net               1.50%(e)            1.50%            1.50%            1.50%            1.50%(e)
 assets (c)
Ratio of net investment loss to                   (0.56%)(e)          (0.87)%          (0.64)           (0.48)%          (0.24)%(e)
 average net assets (c)
Total return (d)                                 (24.60)%(f)          30.68%           23.40%           (0.62)%          14.90%(f)
Net assets, end of period (000's)            $      564          $      572        $     410        $     331        $     116


(a)  From commencement of operations on February 14, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Net of fees waived or reimbursed by affiliates, if applicable.

(d) Had the affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Annualized.

(f)  Not annualized



SR&F GROWTH INVESTOR PORTFOLIO

                                           (Unaudited)
                                            Six months                                                    Period
                                              ended                                                        ended
                                             March 31,             Years ended September 30,            September 30,
                                            ----------          --------      -------      --------     -------------
                                              2001               2000          1999          1998           1997(a)
Ratio of net expenses to average net        0.57%                0.57%         0.59%         0.62%         0.63%(b)
 assets
Ratio of net investment income to           0.36%                0.06%         0.25%         0.42%         0.54%(b)
 average net assets
Portfolio turnover rate                       16% (c)              72%           45%           45%           38%



(a)  From commencement of operations on February 3, 1997.

(b)  Annualized.

(c)  Not annualized.

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
                                 ACTIVITY PAGES

                     PUZZLES AND GAMES (AGES THREE TO FIVE)


                        CAN YOU MATCH THESE COINS?

                    For his birthday, Jason received an interesting gift from his grandmother. "Here are eight paper coins," she wrote in his card. "If you can find a safe place to put them and then match them with the same kind of real coins, I will take you to the zoo."

                    YOU CAN HELP JASON GET TO THE ZOO BY FOLLOWING THESE
                    DIRECTIONS:

                    FIRST, color the picture of the treasure chest and the eight
[BOY GRAPHIC]              coins.
                    NEXT,  cut out the treasure chest and tape it together
                           using the instructions below.
                    THEN,  cut out the coins.
                    AFTER  counting the coins, put them into the treasure
                           chest.
                    FIND   eight real coins that are the same as the coins in
                           the chest. (Hint: Ask your parents to help.)

                    How many coins do you now have of each kind?
                    Can you find more coins to put in the treasure chest?
                    What do you think Jason could buy with his coins at the zoo?



                                                        [GIRL GRAPHIC]



[TREASURE CHEST & COINS GRAPHIC]




                                                            INSTRUCTIONS

                                                  1. CUT OUT THE CHEST.
                                                  2. CUT OUT THE COIN SLOT
                                                     PLUS THE SLOT FOR THE LOCK.
                                                  3. FOLD ON ALL DOTTED LINES.
                                                  4. ASSEMBLE AS SHOWN.


                                                                               I

                              MORE MONEY GAMES...


                    MORE MONEY GAMES...

HEY PARENTS! Want to help your preschooler learn more about the value of money? Here are other games you can play together:

JUST A TRACE -- Place a penny, a nickel, a dime and a quarter close together on a flat surface and then cover the coins with a blank sheet of white paper. With a #2 pencil, have your child make a "rubbing" of each coin and guess what the coin is from the "rubbing." You can then make "rubbings" of coins with similar values (for example, 10 pennies, two nickels and a dime).

WHAT'S THE DIFFERENCE? -- Lay out a $1, $5, $10 and $20 bill on a table. Have your child tell you how each bill is different from the others. Talk about what each of the bills might buy (a soft drink, a movie ticket, etc.)

THE PRICE IS RIGHT -- Gather five pennies, a nickel, a dime, a quarter and a bag of small items (candies, crayons, stickers, etc.). Explain that each item in the bag costs a penny. Have your child "buy" various numbers of the items using different combinations of the coins available.



                                                                   [BOY GRAPHIC]




[GIRL GRAPHIC]                          [COINS GRAPHIC]


II

                     PUZZLES AND GAMES (AGES SIX TO EIGHT)

                            WHERE DOES MY MONEY GO?

Ever wonder what happens to your allowance? Learn the answer to this mysterious question using the handy budget sheet below. For three weeks, write down every penny you spend. Then add up the totals for each category. If you find there's nothing left for something big that you really want, put some money in your piggy bank each week and list it in the "Savings Goal" category. (Be sure to draw a picture of the special item you're saving for to get you going!)



THIS BUDGET BELONGS TO ____________________________.             SAVINGS
                                                                  GOAL $_______
MY WEEKLY ALLOWANCE IS $______________________.             (DRAW WHAT YOU ARE
                                                            SAVING FOR BELOW.)

WEEK #1
          FOOD      FUN       TOYS      OTHER

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____                   $ _______

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

Sub Total $_____    $_____    $_____    $_____

WEEK #2
          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____                   $ _______

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

Sub Total $_____    $_____    $_____    $_____

WEEK #3
          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____                   $ _______

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

Sub Total $_____    $_____    $_____    $_____

Grand
Total     $_____    $_____    $_____    $_____


[PIGGY BANK AND CLOUD GRAPHIC]


                                                                             III

                    PUZZLES AND GAMES (AGES SIX TO EIGHT)

WORD HUNT

Find and circle these money words in the letter jumble below.
(Keep in mind that some words may be spelled backward.)

MOOLAH         STOCK          SAVE           DOUGH          DIME           MUTUAL FUNDS
CABBAGE        BOND           INVEST         BUCK           WAMPUM         INTEREST
GREENBACK      BANK           DIVIDEND       NICKEL         DOLLAR         QUARTER
WALL STREET    BUDGET         PENNY          SHARE          CASH           ALLOWANCE
TAXES          MONEY          INCOME         EXPENSE        IRA            TOTAL RETURN


                              [WORD SEARCH PUZZLE]

                      [PAPER AND MAGNIFYING GLASS GRAPHIC]

IV

                             CRAZY, MIXED-UP MONEY!

                             (AGES NINE TO TWELVE)

[MONEY AND PENCIL GRAPHIC]

Grab a pencil, and have a friend choose nouns and verbs for the blanks in the following story -- without looking at the story first. After you've read the crazy, mixed-up version of the story aloud, erase the words and pick nouns and verbs that help the story make sense. (Answers below.)

NOUNS                                        VERBS
stock          NAV            advice         save      try
total return   gain           investing      read      mount
dividend       loss           nest egg       spend     have
interest       mutual fund    money          lend      count
girl           friend         pain           holler
quarter        savings        need
rule           dollar         paper


     There once was a ________ from Big Bend, who each week her allowance would
                       (noun)
________. When asked for a ________, her ________(s) heard her ________, "I
 (verb)                     (noun)        (noun)                (verb)
just have no ________ to ________!"
              (noun)      (verb)

     One day to ________ something quite brave, she picked out a _______ to
                 (verb)                                           (noun)
________. As her ________ did ________, the ________ she'd ________. Soon to a
 (verb)           (noun)       (verb)        (noun)         (verb)
________ her ________ she gave.
 (noun)       (noun)

     Each day in the ________ she'd ________ her fund's ________ and indeed,
                      (noun)         (verb)              (noun)
she soon told ________ from ________ without any ________ whenever she would
               (noun)        (noun)               (noun)
________ the ________.
 (verb)       (noun)

     With ________(s) she also learned ________(s) for ________(s) and
           (noun)                       (noun)          (noun)
________(s). Now, when asked for ________, she tries to be nice. "________,"
 (noun)                           (noun)                           (noun)
she says, "is quite cool!"

 Answers: girl, spend, dollar, friend, holler, money, lend, try, quarter, save, savings, mount, interest, count, mutual fund, nest egg, paper, read, NAV, loss, gain, pain, have, need, stock, rule, dividend/total return, total return/dividend, advice, investing



                                                                               V

                          WHAT'S MY INVESTMENT WORTH?
                             (AGES NINE TO TWELVE)

     When you put your savings in an investment like shares of a Liberty Young Investor Fund, the value of your investment changes over time. The size of this change depends partly on what happens to the prices of stocks that the Fund owns. You can see what your savings are worth on a particular day by checking the Fund's "net asset value" (also known as its NAV). This is the value of one share of the fund on that day. Multiply the NAV by the number of shares you own and PRESTO! You have the total value of your investment.

                        [MUTUAL FUNDS NEWSPAPER GRAPHIC]

NAV is calculated at the end of each business day by adding up the final price for every stock in the Fund. Most daily newspapers print a fund's NAV the next day in their business sections. To the left is an example of what a page with the NAVs for various make-believe mutual funds might look like. You can learn more about the way NAV works by checking your newspaper each week. The graph below is an example of how to plot NAV.

A graph can help you follow the value of your Young Investor Fund shares over time. To make your own graph, set up a piece of graph paper as shown below. On the line for the first date, place a dot at the level of NAV for that day. On the line for the next date, place a dot for that day's NAV -- and so on. When you have several dots on the graph, draw a line that connects them to each other. Along the bottom of the graph, list the dates on which you will check the NAV for your shares. (To be consistent, use a regular time period, like the Monday of each week.) This will give you a good picture of how the NAV has changed over time.

   [YOUNG INVESTOR FUND VALUES GRAPHIC]

VI

TRUSTEES & TRANSFER AGENT


DOUGLAS A. HACKER

Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY

Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON

Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD

Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Young Investor Fund is:


Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Semiannual Report:
Liberty Young Investor Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



LIBERTY YOUNG INVESTOR FUND SEMIANNUAL REPORT, MARCH 31, 2001

[LIBERTY FUNDS LOGO]
LIBERTY FUNDS DISTRIBUTOR, INC.(C) 2001
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621, 800-426-3750 www.libertyfunds.com

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                                                                  U.S. POSTAGE
                                                                      PAID
                                                                HOLLISTON, MA
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                                                 712-03/385F-0301 (05/01) 01/844